Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases	As of March 31, 2024, future minimum payments under non-cancelable operating leases were as follows: Future Lease Payments
April 2024 to March 2025	$83,508
April 2025 and after	13,918
Total	$97,426